Offerings - Offering: 1	May 06, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 738,370,400.80
Amount of Registration Fee	$ 101,968.95
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $101,968.95 was paid in connection with the filing of the Schedule TO-I by Apollo Debt Solutions BDC (File No. 005-93670) on February 13, 2026 (the "Schedule TO"). Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.